Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000245003
Shareholder Report [Line Items]
Fund Name	GGM Macro Alignment ETF
Trading Symbol	GGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.
Additional Information Phone Number	1-800-966-9991
Additional Information Website	https://regdocs.blugiant.com/ggm-macro-alignment-etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	GGM Macro Alignment ETF - NAV	S&P 500® Index
09/25/23	$10,000	$10,000
11/30/23	$10,140	$10,565
02/29/24	$10,697	$11,830
05/31/24	$11,103	$12,293
08/31/24	$11,546	$13,201
11/30/24	$12,189	$14,145
02/28/25	$11,054	$14,007
05/31/25	$10,643	$13,955
08/31/25	$10,936	$15,298
11/30/25	$11,189	$16,267
02/28/26	$12,297	$16,388
05/31/26	$11,950	$18,111
08/31/26	$13,059	$18,415

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 25, 2023)
GGM Macro Alignment ETF - NAV	19.41%	9.52%
S&P 500® Index	20.38%	23.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-966-9991.

Performance Inception Date	Sep. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,824,883
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 133,677
InvestmentCompanyPortfolioTurnover	647.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,824,883 Number of Portfolio Holdings5 Advisory Fee $133,677 Portfolio Turnover647%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Equity	99.2%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Energy Select Sector SPDR ETF	21.4%
State Street Materials Select Sector SPDR ETF	20.3%
State Street SPDR Portfolio S&P 500 Value ETF	19.7%
State Street SPDR Portfolio S&P 500 Growth ETF	19.6%
State Street Industrial Select Sector SPDR ETF	18.2%

Updated Prospectus Web Address	https://regdocs.blugiant.com/ggm-macro-alignment-etf/